MORGAN STANLEY SPECIAL VALUE FUND
LETTER TO THE SHAREHOLDERS o JULY 31, 2002

DEAR SHAREHOLDER:

The 12-month period ended July 31, 2002, was a challenging one for the equity markets. The U.S. economy, which had stalled early in the period, appeared to be poised to recover in the second half of 2002. However, concerns about a double-dip recession were manifested in extreme stock market weakness during the last two months of the period. The anemic economy, as well as a weak U.S. dollar and concerns about corporate governance and bankruptcies, shook investor confidence in the equity markets, with the telecommunications and technology sectors continuing to be hit hard. Nonetheless, the American consumer remained relatively resilient and a steadfast bastion of strength.

Small-cap value stocks continued to lead the market for most of the period, as they have since March 2000. Among stocks held by most small-cap value funds, those that performed best were those companies that had reported earnings, earnings momentum and growth in forecasted earnings. This was counter to 2001, when the best-performing small-cap value stocks were those with the smallest market capitalizations and lowest valuation levels.


PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended July 31, 2002, Morgan Stanley Special Value Fund's Class B shares produced a total return of -12.08 percent compared to a return of -17.96 for the Russell 2000(Reg. TM) Index. For the same period, the Fund's Class A, C and D shares produced total returns of -11.43 percent, -12.03 percent and -11.20 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the performance of the Fund to that of the Russell 2000(Reg. TM) Index. Past performance is no guarantee of future results.

The Fund's outperformance relative to its benchmark can be attributed primarily to stock selection, particularly in the financial services, health-care and basic-materials sectors. In addition, the Fund's underweighting in technology versus the Russell 2000(Reg. TM) Index helped its relative performance. In accordance with the Fund's strict valuation methodology, the portfolio management team eliminated holdings that had reached the team's price targets. Near the end of the period, the team began to invest in technology companies whose prices had declined to levels at which they believed their valuations were compelling relative to their long-term prospects.

The Fund continues to follow a bottom-up, value-oriented investment strategy that focuses on stock selection rather than sector allocation. The Fund looks for companies that the portfolio management team believes are selling at low prices relative to earnings, free cash flow, book value and asset value. Beyond simply investing in what they believe are attractively priced companies, however, the team also seeks to identify catalysts that may lead to better market valuations for these companies.

MORGAN STANLEY SPECIAL VALUE FUND
LETTER TO THE SHAREHOLDERS o JULY 31, 2002 CONTINUED

Over the last few months, the portfolio management team has grown increasingly aware of the growing convergence in valuations between the growth and value sectors of the market. For this reason, the portfolio is balanced between the two. The portfolio management team has found attractively valued companies in health care, technology and telecommunications as well as financial services. In the team's opinion, all of these companies share conservative accounting practices and attractive balance sheets that should help them weather the current market weakness, gain market share and emerge as long-term positive investments.


LOOKING AHEAD

Given the current economic uncertainty, the market is favoring transparent business models and cash-rich companies. During the recent market weakness, however, small-cap value funds and small-cap growth funds performed very similarly, suggesting that the strong relative performance that small-cap value companies have enjoyed over the last three years may be nearing an end. Nonetheless, we believe that the intense fundamental research the Fund managers carry out and the strict dedication they apply to its stringent buy/sell valuation criteria should position the Fund well for the long term.

We appreciate your ongoing support of Morgan Stanley Special Value Fund and look forward to continuing to serve your investment needs.



Very truly yours,

/s/ Charles A. Fiumefreddo            /s/ Mitchell M. Merin

Charles A. Fiumefreddo                 Mitchell M. Merin
Chairman of the Board                  President



ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY SPECIAL VALUE FUND
FUND PERFORMANCE o JULY 31, 2002

                               [GRAPHIC OMITTED]

                         FUND PERFORMANCE JULY 31, 2002

                            GROWTH OF $10,000 CLASS B

            Date                     Fund         Russell 2000 (4)
      ----------------              ------        ----------------
      October 29, 1996              10,000           10,000
      October 31, 1996               9,990           10,077
      January 31, 1997              10,607           10,982
       April 30, 1997               10,316           10,239
       July 31, 1997                12,241           12,417
      October 31, 1997              12,833           13,032
      January 31, 1998              12,887           12,967
       April 30, 1998               14,104           14,580
       July 31, 1998                12,488           12,705
      October 31, 1998              11,572           11,489
      January 31, 1999              12,070           13,010
       April 30, 1999               12,204           13,231
       July 31, 1999                13,005           13,646
      October 31, 1999              12,034           13,197
      January 31, 2000              12,252           15,318
       April 30, 2000               13,413           15,666
       July 31, 2000                13,984           15,525
      October 31, 2000              14,567           15,495
      January 31, 2001              16,548           15,884
       April 30, 2001               16,973           15,220
       July 31, 2001                18,443           15,260
      October 31, 2001              17,398           13,527
      January 31, 2002              18,596           15,313
       April 30, 2002               19,762           16,236
       July 31, 2002                16,116(3)        12,519

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.


            AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED JULY 31, 2002
--------------------------------------------------------------------------------
                                 CLASS A SHARES*
--------------------------------------------------------------------------------
1 Year                        (11.43)%(1)   (16.08)%(2)
5 Years                         6.58 %(1)     5.44 %(2)
Since Inception (7/28/97)       6.76 %(1)     5.62 %(2)

                                CLASS B SHARES**
--------------------------------------------------------------------------------
1 Year                        (12.08)%(1)   (16.38)%(2)
5 Years                         5.79 %(1)     5.46 %(2)
Since Inception (10/29/96)      8.77 %(1)     8.65 %(2)

                                 CLASS C SHARES+
--------------------------------------------------------------------------------
1 Year                        (12.03)%(1)   (12.89)%(2)
5 Years                         5.82 %(1)     5.82 %(2)
Since Inception (7/28/97)       6.01 %(1)     6.01 %(2)

                                CLASS D SHARES++
--------------------------------------------------------------------------------
1 Year                        (11.20)%(1)
5 Years                         6.83 %(1)
Since Inception (7/28/97)       7.01 %(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value after the deduction of a 1% sales charge (CDSC), assuming a complete redemption on July 31, 2002.
(4) The Russell 2000 Index is a capitalization-weighted index, which is comprised of 2000 of the smallest stocks included in the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++    Class D has no sales charge.

MORGAN STANLEY SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2002


 NUMBER OF
  SHARES                                                     VALUE
-----------                                               ------------
                 Common Stocks (91.9%)
                 Aerospace & Defense (2.5%)
   60,487        Alliant Techsystems, Inc.* ...........   $  3,713,902
  180,000        DRS Technologies Inc.* ...............      6,444,000
  238,100        Triumph Group, Inc.* .................      9,416,855
                                                          ------------
                                                            19,574,757
                                                          ------------
                 Agricultural Commodities/Milling (0.5%)
  200,000        Delta & Pine Land Co. ................      3,852,000
                                                          ------------
                 Apparel/Footwear (0.6%)
  402,900        Maxwell Shoe Co., Inc.
                   (Class A)* .........................      4,858,974
                                                          ------------
                 Apparel/Footwear Retail (0.8%)
  316,500        Cato Corp. (The) (Class A) ...........      6,203,400
                                                          ------------
                 Auto Parts: O.E.M. (0.7%)
  217,500        American Axle &
                   Manufacturing Holdings,
                   Inc.* ..............................      5,546,250
                                                          ------------
                 Biotechnology (2.1%)
1,385,800        Bio-Technology General
                   Corp.* .............................      5,584,774
  690,000        Diversa Corp.* .......................      6,044,400
  365,000        Ligand Pharmaceuticals Inc.
                   (Class B)* .........................      3,270,400
1,600,000        Orchid Biosciences* ..................      1,552,000
                                                          ------------
                                                            16,451,574
                                                          ------------
                 Building Products (0.7%)
  399,500        AZZ Inc.*+ ...........................      5,169,530
                                                          ------------
                 Chemicals: Major Diversified (0.9%)
1,184,300        Solutia, Inc. ........................      7,413,718
                                                          ------------
                 Chemicals: Specialty (2.0%)
  375,000        Cytec Industries, Inc.* ..............     10,485,000
  289,900        Olin Corp. ...........................      5,377,645
                                                          ------------
                                                            15,862,645
                                                          ------------
                 Computer Communications (0.5%)
  715,000        Adaptec, Inc.* .......................      4,218,500
                                                          ------------
                 Containers/Packaging (0.8%)
  625,000        Intertape Polymer Group Inc.
                 (Canada)* ............................      6,431,250
                                                          ------------

 NUMBER OF
  SHARES                                                     VALUE
-----------                                               ------------
                 Department Stores (0.7%)
  245,000        Dillard's, Inc. (Class A) ............   $  5,757,500
                                                          ------------
                 Electric Utilities (1.1%)
  440,000        PNM Resources Inc. ...................      8,778,000
                                                          ------------
                 Electrical Products (0.5%)
  617,600        Cable Design Technologies
                   Corp.* .............................      3,983,520
                                                          ------------
                 Electronic Equipment/Instruments (0.8%)
  411,000        Paxar Corp.* .........................      6,637,650
                                                          ------------
                 Electronic Production Equipment (0.6%)
  615,600        Axcelis Technologies, Inc.* ..........      4,924,800
                                                          ------------
                 Electronics/Appliance Stores (0.7%)
  647,900        InterTan, Inc.* ......................      5,507,150
                                                          ------------
                 Electronics/Appliances (0.6%)
1,200,000        Lo-Jack Corp.*+ ......................      4,320,000
                                                          ------------
                 Engineering & Construction (1.7%)
  575,000        Shaw Group Inc. (The)* ...............     13,414,750
                                                          ------------
                 Finance/Rental/Leasing (1.1%)
  383,500        IndyMac Bancorp, Inc.* ...............      8,456,175
                                                          ------------
                 Food: Specialty/Candy (0.9%)
  298,400        Riviana Foods, Inc. ..................      7,251,120
                                                          ------------
                 Gas Distributors (2.3%)
  802,200        AGL Resources, Inc. ..................     18,225,984
                                                          ------------
                 Hospital/Nursing Management (0.6%)
  331,100        Orthodontic Centers of
                   America, Inc.* .....................      4,651,955
                                                          ------------
                 Hotels/Resorts/Cruiselines (0.6%)
  500,000        Prime Hospitality Corp.* .............      4,925,000
                                                          ------------
                 Industrial Machinery (1.2%)
  403,500        CIRCOR International, Inc. ...........      6,798,975
  154,400        Denison International PLC
                   (ADR) (United Kingdom)* ............      2,470,400
                                                          ------------
                                                             9,269,375
                                                          ------------
                 Insurance Brokers/Services (0.9%)
  238,400        Corvel Corp.* ........................      7,056,640
                                                          ------------

                        See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 CONTINUED


 NUMBER OF
  SHARES                                                     VALUE
-----------                                               ------------
                 International Banks (0.5%)
  200,000        R&G Financial Corp. (Class B)
                   (Puerto Rico) ....................   $  3,990,000
                                                        ------------
                 Internet Retail (0.4%)
  440,000        1-800-Flowers.com, Inc.
                   (Class A)* .......................      3,128,400
                                                        ------------
                 Internet Software/Services (2.8%)
1,057,400        Braun Consulting, Inc.*+ ...........      1,480,360
1,275,300        KPMG Consulting, Inc.* .............     13,441,662
  316,700        Packeteer, Inc.* ...................      1,121,118
  550,000        VeriSign, Inc.* ....................      3,520,000
1,981,000        Vignette Corp.* ....................      2,813,020
                                                        ------------
                                                          22,376,160
                                                        ------------
                 Investment Banks/Brokers (1.1%)
  416,800        Van Der Moolen Holding
                   (ADR) ............................      8,690,280
                                                        ------------
                 Life/Health Insurance (5.9%)
  300,000        Protective Life Corp. ..............      9,600,000
1,245,500        Reinsurance Group of
                   America, Inc. ....................     36,991,350
                                                        ------------
                                                          46,591,350
                                                        ------------
                 Marine Shipping (0.5%)
  226,400        UTI Worldwide Inc. .................      3,796,728
                                                        ------------
                 Medical Specialties (0.7%)
   50,000        Cooper Companies, Inc. (The)........      2,195,000
  100,000        Orthofix International N.V.* .......      3,086,000
                                                        ------------
                                                           5,281,000
                                                        ------------
                 Medical/Nursing Services (3.3%)
1,097,600        Apria Healthcare Group, Inc.*.......     25,705,792
                                                        ------------
                 Miscellaneous Commercial Services (3.3%)
  510,200        GP Strategies Corp.* ...............      2,352,022
  491,900        MAXIMUS, Inc.* .....................     11,667,868
  410,000        Navigant International, Inc.* ......      4,715,000
  524,400        Wackenhut Corrections
                   Corp.* ...........................      6,895,860
                                                        ------------
                                                          25,630,750
                                                        ------------
                 Miscellaneous Manufacturing (2.9%)
  214,600        Ametek, Inc. .......................      7,053,902
  211,000        Osmonics, Inc. .....................      2,542,550
  422,700        Varian, Inc.* ......................     13,462,995
                                                        ------------
                                                          23,059,447
                                                        ------------

 NUMBER OF
  SHARES                                                     VALUE
-----------                                               ------------
                 Oil & Gas Production (6.2%)
  475,000        Cabot Oil & Gas Corp.
                   (Class A) ........................   $  9,927,500
  873,800        Hurricane Hydrocarbons Ltd.
                   (Class A) (Canada) * .............      7,208,850
  455,000        St. Mary Land & Exploration
                   Co. ..............................      9,282,000
  650,000        Stone Energy Corp.* ................     22,087,000
                                                        ------------
                                                          48,505,350
                                                        ------------
                 Oilfield Services/Equipment (2.1%)
  950,000        Superior Energy Services,
                   Inc.* ............................      7,752,000
  525,000        Universal Compression
                   Holdings, Inc.* ..................      8,888,250
                                                        ------------
                                                          16,640,250
                                                        ------------
                 Other Consumer Services (1.1%)
  526,000        Ambassadors Group, Inc.*+ ..........      6,154,200
  321,000        Ambassadors International,
                   Inc.* ............................      2,866,530
                                                        ------------
                                                           9,020,730
                                                        ------------
                 Packaged Software (2.1%)
1,575,000        MSC. Software Corp.*+ ..............     16,553,250
                                                        ------------
                 Precious Metals (0.3%)
  176,000        Apex Silver Mines Ltd.* ............      2,296,800
                                                        ------------
                 Property - Casualty Insurers (2.6%)
  305,000        IPC Holdings. Ltd. .................      9,650,200
  281,400        RenaissanceRe Holdings, Ltd.
                   (Bermuda) ........................     10,974,600
                                                        ------------
                                                          20,624,800
                                                        ------------
                 Real Estate Development (2.4%)
  565,000        LNR Property Corp. .................     18,503,750
                                                        ------------
                 Real Estate Investment Trusts (4.5%)
  100,000        Capital Automotive REIT ............      2,256,000
  150,000        Glenborough Realty Trust Inc........      3,009,000
  437,500        Mid-Atlantic Realty Trust ..........      6,991,250
  325,000        Parkway Properties, Inc. ...........     11,440,000
  150,000        Prentiss Properties Trust ..........      4,257,000
  539,700        U.S. Restaurant Properties .........      7,555,800
                                                        ------------
                                                          35,509,050
                                                        ------------

                        See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 CONTINUED


 NUMBER OF
  SHARES                                                     VALUE
-----------                                               ------------
                 Recreational Products (0.4%)
  375,000        Topps Co., Inc. (The)* .............   $  3,371,250
                                                        ------------
                 Regional Banks (4.4%)
  563,920        Commerce Bancshares, Inc. ..........     23,036,132
  244,160        Independent Bank Corp.-
                   Michigan .........................      7,546,985
  200,000        Integra Bank Corp. .................      4,252,000
                                                        ------------
                                                          34,835,117
                                                        ------------
                 Restaurants (2.8%)
  335,000        AFC Enterprises, Inc.* .............      9,095,250
  457,600        IHOP Corp.* ........................     12,538,240
                                                        ------------
                                                          21,633,490
                                                        ------------
                 Savings Banks (3.0%)
  200,600        First Niagara Financial Group,
                   Inc. .............................      5,616,800
  421,400        MAF Bancorp, Inc. ..................     14,664,720
  100,000        MB Financial, Inc. .................      2,998,000
                                                        ------------
                                                          23,279,520
                                                        ------------
                 Semiconductors (2.1%)
  108,000        Fairchild Semiconductor Corp.
                   (Class A)* .......................      1,925,640
  310,100        Integrated Circuit Systems,
                   Inc.* ............................      5,448,457
1,579,400        Integrated Silicon Solution,
                   Inc.*+ ...........................      8,797,258
                                                        ------------
                                                          16,171,355
                                                        ------------
                 Specialty Stores (1.0%)
  435,000        Claire's Stores, Inc. ..............      7,830,000
                                                        ------------
                 Specialty Telecommunications (1.2%)
  400,000        Asia Satellite
                   Telecommunications
                   Holdings Ltd. (ADR)
                   (Hong Kong) ......................      5,580,000
  243,000        D & E Communications Inc. ..........      2,478,600
  125,000        Hickory Tech Corp. .................      1,788,750
                                                        ------------
                                                           9,847,350
                                                        ------------
                 Steel (1.7%)
  166,200        Quanex Corp. .......................      5,850,240
  308,400        Reliance Steel & Aluminum
                   Co. ..............................      7,648,320
                                                        ------------
                                                          13,498,560
                                                        ------------

 NUMBER OF
  SHARES                                                     VALUE
-----------                                               ------------
                 Textiles (1.2%)
  410,000        Albany International Corp.
                   (Class A) ........................   $  9,512,000
                                                        ------------
                 Trucks/Construction/Farm Machinery (2.6%)
  200,000        AGCO Corp.* ........................      3,586,000
1,116,100        CNH Global N.V.
                   (Netherlands) ....................      3,147,402
  702,600        Terex Corp.* .......................     13,721,778
                                                        ------------
                                                          20,455,180
                                                        ------------
                 Wholesale Distributors (2.4%)
  441,500        School Specialty, Inc.* ............     10,370,835
  600,000        TBC Corp.* .........................      8,406,000
                                                        ------------
                                                          18,776,835
                                                        ------------
                 Total Common Stocks
                 (Cost $748,205,405).................    723,856,761
                                                        ------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
                  Corporate Bond (0.4%)
                  Oil & Gas Production
$  3,300          Hurricane Hydrocarbons Ltd.
                    (Canada) 12.00% due
                    08/04/06
                    (Cost $3,228,105).........    3,201,000
                                                  ---------
 NUMBER OF
  SHARES
-----------
                  Convertible Preferred Stock (0.2%)
                  Wireless Telecommunications
 100,000          Crown Castle International
                    Corp. $3.13
                    (Cost $1,687,500).........    1,510,000
                                                  ---------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
                  Short-Term Investment (7.1%)
                  Repurchase Agreement
$ 56,223          Joint repurchase agreement
                    account 1.84% due
                    08/01/02 (date 07/31/02;
                    proceeds $56,225,874) (a)
                    (Cost $56,223,000)........   56,223,000
                                                 ----------

                        See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 CONTINUED


                                                    VALUE
                                               ---------------
Total Investments
   (Cost $809,344,010) (b).....      99.6%       $784,790,761
Other Assets in Excess of
Liabilities ...................       0.4           3,221,410
                                    -----        ------------
Net Assets ....................     100.0%       $788,012,171
                                    =====        ============

---------------------------
ADR  American Depository Receipt.
*    Non-income producing security.
+    Affiliated company (See Note 7)
(a)  Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $58,339,873 and the aggregate gross unrealized depreciation is $82,893,122, resulting in net unrealized depreciation of $24,553,249.

                        See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2002

ASSETS:
Investments in securities, at value
  (cost $809,344,010)..........................   $784,790,761
Cash ..........................................         73,689
Receivable for:
   Investments sold ...........................     19,634,016
   Shares of beneficial interest sold .........        634,920
   Dividends ..................................        229,137
   Interest ...................................        198,686
Prepaid expenses and other assets .............         89,352
                                                  -------------
   TOTAL ASSETS ...............................    805,650,561
                                                  -------------
LIABILITIES:
Payable for:
   Investments purchased ......................     15,574,551
   Shares of beneficial interest
     redeemed .................................        744,224
   Distribution fee ...........................        621,632
   Investment management fee ..................        561,962
Accrued expenses and other payables ...........        136,021
                                                  -------------
   TOTAL LIABILITIES ..........................     17,638,390
                                                  -------------
   NET ASSETS .................................   $788,012,171
                                                  =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...............................   $825,133,966
Net unrealized depreciation ...................    (24,553,249)
Accumulated undistributed net
  investment income ...........................        139,662
Accumulated net realized loss .................    (12,708,208)
                                                  -------------
   NET ASSETS .................................   $788,012,171
                                                  =============

CLASS A SHARES:
Net Assets ....................................   $ 56,063,670
Shares Outstanding (unlimited
  authorized, $.01 par value)..................      4,133,178
   NET ASSET VALUE PER SHARE ..................   $      13.56
                                                  =============
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net
        asset value) ..........................   $      14.31
                                                  =============
CLASS B SHARES:
Net Assets ....................................   $587,240,560
Shares Outstanding (unlimited
  authorized, $.01 par value)..................     44,895,509
   NET ASSET VALUE PER SHARE ..................   $      13.08
                                                  =============
CLASS C SHARES:
Net Assets ....................................   $ 41,146,796
Shares Outstanding (unlimited
  authorized, $.01 par value)..................      3,146,901
   NET ASSET VALUE PER SHARE ..................   $      13.08
                                                  =============
CLASS D SHARES:
Net Assets ....................................   $103,561,145
Shares Outstanding (unlimited
  authorized, $.01 par value)..................      7,549,332
   NET ASSET VALUE PER SHARE ..................   $      13.72
                                                  =============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2002


NET INVESTMENT LOSS:
INCOME
Dividends .....................................   $   7,701,570
Interest ......................................       2,968,375
                                                  -------------
   TOTAL INCOME ...............................      10,669,945
                                                  -------------
EXPENSES
Distribution fee (Class A shares) .............         109,062
Distribution fee (Class B shares) .............       6,458,376
Distribution fee (Class C shares) .............         405,153
Investment management fee .....................       6,032,253
Transfer agent fees and expenses ..............       1,290,197
Registration fees .............................         152,974
Shareholder reports and notices ...............         101,833
Professional fees .............................          56,932
Custodian fees ................................          44,581
Trustees' fees and expenses ...................          12,125
Organizational expenses .......................           8,771
Other .........................................          14,568
                                                  -------------
   TOTAL EXPENSES .............................      14,686,825
                                                  -------------
   NET INVESTMENT LOSS ........................      (4,016,880)
                                                  -------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss .............................     (11,071,207)
Net change in unrealized appreciation .........    (100,661,406)
                                                  -------------
   NET LOSS ...................................    (111,732,613)
                                                  -------------
NET DECREASE ..................................   $(115,749,493)
                                                  =============

                        See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
FINANCIAL STATEMENTS CONTINUED


STATEMENT OF CHANGES IN NET ASSETS


                                                                                             FOR THE YEAR      FOR THE YEAR
                                                                                                ENDED              ENDED
                                                                                            JULY 31, 2002      JULY 31, 2001
                                                                                          -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ...................................................................    $   (4,016,880)    $    461,581
Net realized gain (loss) ..............................................................       (11,071,207)      19,528,600
Net change in unrealized appreciation .................................................      (100,661,406)      61,286,417
                                                                                           --------------     ------------
  NET INCREASE (DECREASE) .............................................................      (115,749,493)      81,276,598
                                                                                           --------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A shares .......................................................................          (129,017)               -
 Class C shares .......................................................................           (61,162)               -
 Class D shares .......................................................................          (248,250)               -
Net realized gain*
 Class A shares .......................................................................          (721,948)               -
 Class B shares .......................................................................       (12,218,457)               -
 Class C shares .......................................................................          (721,315)               -
 Class D shares .......................................................................        (1,151,770)               -
                                                                                           --------------     ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ...................................................       (15,251,919)               -
                                                                                           --------------     ------------
Net increase from transactions in shares of beneficial interest .......................       373,033,725      248,371,716
                                                                                           --------------     ------------
  NET INCREASE ........................................................................       242,032,313      329,648,314
NET ASSETS:
Beginning of period ...................................................................       545,979,858      216,331,544
                                                                                           --------------     ------------
END OF PERIOD
(Including accumulated undistributed net investment income of $139,662 and $602,032,
 respectively) ........................................................................    $  788,012,171     $545,979,858
                                                                                           ==============     ============

------------
* Includes Short-Term Gains of:
  Class A shares ......................................................................    $      153,028                -
  Class B shares ......................................................................         2,589,902                -
  Class C shares ......................................................................           152,894                -
  Class D shares ......................................................................           244,137                -
                                                                                           ---------------     ------------
     Total Short-Term Gains ...........................................................    $    3,139,961                -
                                                                                           ===============     ============

                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in domestic equity securities of small capitalization companies. The Fund was organized as a Massachusetts business trust on June 21, 1996 and commenced operations on October 29, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term

MORGAN STANLEY SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 CONTINUED

debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets exceeding $500 million.


3.  PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $20,549,300 at July 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $1,962, $1,303,255 and $22,003, respectively and received approximately $387,176 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2002 aggregated $883,074,049 and $507,902,613, respectively. Included in the aforementioned are purchases and sales of $1,234,750 and $7,841,290, respectively, with other Morgan Stanley funds.

For the year ended July 31, 2002, the Fund incurred brokerage commissions of $47,754 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended July 31, 2002, the Fund incurred brokerage commissions of $122,571 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At July 31, 2002, the Funds payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $5,033,273.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $18,000.


5. FEDERAL INCOME TAX STATUS

At July 31, 2002, the Fund had a net capital loss carryover of approximately $76,000 which will be available through July 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $10,653,000 during fiscal 2002.

As of July 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $4,016,531, accumulated net realized loss was credited $77,382 and accumulated undistributed net investment income was credited $3,939,149.

MORGAN STANLEY SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                        FOR THE YEAR                     FOR THE YEAR
                                                           ENDED                            ENDED
                                                      JULY 31, 2002+                    JULY 31, 2001
                                              -------------------------------- --------------------------------
                                                   SHARES          AMOUNT            SHARES          AMOUNT
                                              --------------- ----------------  --------------- ----------------
CLASS A SHARES
Sold ........................................     3,800,586    $   58,831,469       4,155,748    $   60,045,304
Reinvestment of dividends and distributions .        53,827           821,937               -                 -
Redeemed ....................................    (1,223,288)      (18,480,013)     (3,256,187)      (46,389,687)
                                                 ----------    --------------      ----------    --------------
Net increase -- Class A .....................     2,631,125        41,173,393         899,561        13,655,617
                                                 ----------    --------------      ----------    --------------
CLASS B SHARES
Sold ........................................    28,657,395       429,983,204      24,267,929       338,706,322
Reinvestment of dividends and distributions .       740,427        10,958,318               -                 -
Redeemed ....................................   (15,769,892)     (228,864,461)    (10,593,676)     (140,916,923)
                                                -----------    --------------     -----------    --------------
Net increase- - Class B .....................    13,627,930       212,077,061      13,674,253       197,789,399
                                                -----------    --------------     -----------    --------------
CLASS C SHARES
Sold ........................................     2,665,216        39,954,173       1,277,494        17,933,565
Reinvestment of dividends and distributions .        49,649           734,317               -                 -
Redeemed ....................................      (968,026)      (14,181,820)       (303,178)       (4,242,021)
                                                -----------    --------------     -----------    --------------
Net increase -- Class C .....................     1,746,839        26,506,670         974,316        13,691,544
                                                -----------    --------------     -----------    --------------
CLASS D SHARES
Sold ........................................     7,689,828       120,778,221       1,617,612        24,559,018
Reinvestment of dividends and distributions .        71,729         1,106,053               -                 -
Redeemed ....................................    (1,896,234)      (28,607,673)        (91,555)       (1,323,862)
                                                -----------    --------------     -----------    --------------
Net increase -- Class D .....................     5,865,323        93,276,601       1,526,057        23,235,156
                                                -----------    --------------     -----------    --------------
Net increase in Fund ........................    23,871,217    $  373,033,725      17,074,187    $  248,371,716
                                                ===========    ==============     ===========    ==============

------------
+ On April 5, 2002, upon the attainment of $1 billion in net assets, the Fund suspended the offering of its shares to new investors. The Fund may recommence offering its shares to new investors at such time as the Investment Manager determines that it would be consistent with prudent portfolio management to do so.

MORGAN STANLEY SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 CONTINUED

7. TRANSACTIONS WITH AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions with such companies during the year ended July 31, 2002 were as follows:

ISSUER                                           PURCHASES         SALES        INCOME        VALUE
-------------------------------------------   --------------   -------------   --------   -------------
AZZ Inc. ..................................    $10,154,182      $ 1,885,934         -      $ 5,169,530
Lo-Jack Corp. .............................      7,235,417                -         -        4,320,000
Braun Consulting Inc. .....................      5,072,588                -         -        1,480,360
Ambassadors Group, Inc. ...................      5,765,717                -         -        6,154,200
MSC Software Corp. ........................     24,595,147                -         -       16,553,250
Integrated Silicon Solution Inc. ..........     19,346,551       18,572,876         -        8,797,258
                                               -----------      -----------     -----      -----------
                                               $72,169,602      $20,458,810         -      $42,474,598
                                               ===========      ===========     =====      ===========

MORGAN STANLEY SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                          FOR THE YEAR ENDED JULY 31,
                                                         ------------------------------
                                                              2002           2001
                                                         ------------- ----------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................   $ 15.67          $ 11.79
                                                           --------         --------
Income (loss) from investment operations:
 Net investment income++ ...............................      0.01             0.13
 Net realized and unrealized gain (loss) ...............     (1.76)            3.75
                                                           --------         --------
Total income (loss) from investment operations .........     (1.75)            3.88
                                                           --------         --------
Less dividends and distributions from:
 Net investment income .................................     (0.06)              --
 Net realized gain .....................................     (0.30)              --
                                                           --------         --------
Total dividends and distributions ......................     (0.36)              --
                                                           --------         --------
Net asset value, end of period .........................   $ 13.56          $ 15.67
                                                           ========         ========
TOTAL RETURN+   ........................................    (11.43)%          32.91%

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................      1.19%(1)         1.18%(1)
Net investment income ..................................      0.12%(1)         0.87%(1)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................   $56,064           $23,532
Portfolio turnover rate ................................        72%               85%


                                                                  FOR THE YEAR ENDED JULY 31,
                                                         ---------------------------------------------
                                                               2000             1999           1998
                                                         ---------------- ---------------- -----------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................     $10.89           $11.68       $12.21
                                                             -------          -------      -------
Income (loss) from investment operations:
 Net investment income++ ...............................       0.08             0.06         0.03
 Net realized and unrealized gain (loss) ...............       0.83             0.38         0.32
                                                             -------          -------      -------
Total income (loss) from investment operations .........       0.91             0.44         0.35
                                                             -------          -------      -------
Less dividends and distributions from:
 Net investment income .................................         --               --            --
 Net realized gain .....................................      (0.01)           (1.23)       (0.88)
                                                             -------          -------      -------
Total dividends and distributions ......................      (0.01)           (1.23)       (0.88)
                                                             -------          -------      -------
Net asset value, end of period .........................     $11.79           $10.89       $11.68
                                                             =======          =======      =======
TOTAL RETURN+ ..........................................       8.32%            4.94%        2.79%

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................       1.23%(1)         1.22%(1)     1.20%
Net investment income ..................................       0.75%(1)         0.59%(1)     0.25%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $7,105           $6,689       $7,265
Portfolio turnover rate ................................         69%              74%         123%

------------
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS, CONTINUED


                                                         FOR THE YEAR ENDED JULY 31,
                                                     ------------------------------------
                                                             2002              2001
                                                     ------------------- ----------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............      $ 15.18             $ 11.51
                                                          --------            --------
Income (loss) from investment operations:
 Net investment income (loss)++ ....................        (0.09)               0.01
 Net realized and unrealized gain (loss) ...........        (1.71)               3.66
                                                          --------            --------
Total income (loss) from investment operations .....        (1.80)               3.67
                                                          --------            --------
Less dividends and distributions from:
 Net investment income .............................           --                  --
 Net realized gain .................................        (0.30)                 --
                                                          --------            --------
Total dividends and distributions ..................        (0.30)                 --
                                                          --------            --------
Net asset value, end of period .....................      $ 13.08             $ 15.18
                                                          ========            ========
TOTAL RETURN+ ......................................       (12.08)%             31.89%

RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................         1.95%(1)            1.94%(1)
Net investment income (loss) .......................        (0.64)%(1)           0.11%(1)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............     $587,241            $474,538
Portfolio turnover rate ............................           72%                 85%


                                                                 FOR THE YEAR ENDED JULY 31,
                                                     ---------------------------------------------------
                                                            2000               1999             1998
                                                     ------------------ ------------------ -------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............      $ 10.71            $ 11.59          $ 12.21
                                                          --------           --------         --------
Income (loss) from investment operations:
 Net investment income (loss) ++ ...................           --              (0.02)           (0.05)
 Net realized and unrealized gain (loss) ...........         0.81               0.37             0.31
                                                          --------           --------         --------
Total income (loss) from investment operations .....         0.81               0.35             0.26
                                                          --------           --------         --------
Less dividends and distributions from:
 Net investment income .............................           --                 --               --
 Net realized gain .................................        (0.01)             (1.23)           (0.88)
                                                          --------           --------         --------
Total dividends and distributions ..................        (0.01)             (1.23)           (0.88)
                                                          --------           --------         --------
Net asset value, end of period .....................      $ 11.51            $ 10.71          $ 11.59
                                                          ========           ========         ========
TOTAL RETURN+ .....................................          7.53%              4.14%            2.02%

RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................         2.00%(1)           1.99%(1)         1.94%
Net investment income (loss) .......................        (0.02)%(1)         (0.18)%(1)       (0.36)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............     $202,446           $269,916         $372,933
Portfolio turnover rate ............................           69%                74%             123%

------------
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS, CONTINUED


                                                             FOR THE YEAR ENDED JULY 31,
                                                         ------------------------------------
                                                                 2002              2001
                                                         ------------------- ----------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $15.20             $11.52
                                                              -------            -------
Income (loss) from investment operations:
 Net investment income (loss)++ ........................       (0.10)              0.03
 Net realized and unrealized gain (loss) ...............       (1.69)              3.65
                                                              -------            -------
Total income (loss) from investment operations .........       (1.79)              3.68
                                                              -------            -------
Less dividends and distributions from:
 Net investment income .................................       (0.03)                --
 Net realized gain .....................................       (0.30)                --
                                                              -------            -------
Total dividends and distributions ......................       (0.33)                --
                                                              -------            -------
Net asset value, end of period .........................      $13.08             $15.20
                                                              =======            =======
TOTAL RETURN+ .........................................      (12.03)%             31.94%

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................       1.95%(1)            1.92%(1)
Net investment income (loss) ...........................      (0.64)%(1)           0.13%(1)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $41,147             $21,280
Portfolio turnover rate ................................         72%                85%


                                                                   FOR THE YEAR ENDED JULY 31,
                                                         -----------------------------------------------
                                                               2000              1999            1998
                                                         ---------------- ------------------ -----------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................     $10.72            $11.59         $12.21
                                                             -------           -------        -------
Income (loss) from investment operations:
 Net investment income (loss)++ ........................        --              (0.01)         (0.06)
 Net realized and unrealized gain (loss) ...............       0.81              0.37           0.32
                                                             -------           -------        -------
Total income (loss) from investment operations .........       0.81              0.36           0.26
                                                             -------           -------        -------
Less dividends and distributions from:
 Net investment income .................................         --                --             --
 Net realized gain .....................................      (0.01)            (1.23)         (0.88)
                                                             -------           -------        -------
Total dividends and distributions ......................      (0.01)            (1.23)         (0.88)
                                                             -------           -------        -------
Net asset value, end of period .........................     $11.52            $10.72         $11.59
                                                             =======           =======        =======
TOTAL RETURN+ ..........................................       7.52%             4.24%          2.02%

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................       1.98%(1)          1.88%(1)       1.95 %
Net investment income (loss) ...........................       0.00%(1)         (0.07)%(1)     (0.50)%
Supplemental Data:
Net assets, end of period, in thousands ................     $4,905            $4,962         $4,728
Portfolio turnover rate ................................         69%               74%           123%

------------
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS, CONTINUED


                                                                              FOR THE YEAR ENDED JULY 31,
                                                          -------------------------------------------------------------------
                                                               2002          2001          2000          1999         1998
                                                          ------------- ------------- ------------- ------------- -----------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ....................   $ 15.81      $ 11.87      $10.94        $11.71        $12.21
                                                            --------     -------      -------       -------       -------
Income (loss) from investment operations:
 Net investment income++ ................................      0.05         0.23        0.09          0.09          0.06
 Net realized and unrealized gain (loss) ................     (1.77)        3.71        0.85          0.37          0.32
                                                            --------     -------      -------       -------       -------
Total income (loss) from investment operations. .........     (1.72)        3.94        0.94          0.46          0.38
                                                            --------     -------      -------       -------       -------
Less dividends and distributions from:
 Net investment income ..................................     (0.07)          --          --            --            --
 Net realized gain ......................................     (0.30)          --       (0.01)        (1.23)        (0.88)
                                                            --------     -------      -------       -------       -------
Total dividends and distributions .......................     (0.37)          --       (0.01)        (1.23)        (0.88)
                                                            --------     -------      -------       -------       -------
Net asset value, end of period ..........................   $ 13.72      $ 15.81      $11.87        $10.94        $11.71
                                                            ========     =======      =======       =======       =======
TOTAL RETURN+ ..........................................     (11.20)%      33.28%       8.56%         5.11%         3.04%

RATIOS TO AVERAGE NET ASSETS:
Expenses ................................................      0.95%(1)     0.94%(1)    1.00%(1)      0.99%(1)      0.94%
Net investment income ...................................      0.36%(1)     1.11%(1)    0.98%(1)      0.82%(1)      0.50%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .................  $103,561      $26,629      $1,875        $1,268        $1,448
Portfolio turnover rate .................................        72%          85%         69%           74%          123%

------------
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY SPECIAL VALUE FUND:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Special Value Fund (the "Fund"), including the portfolio of investments, as of July 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Special Value Fund as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
September 12, 2002

                      2002 Federal Tax Notice (unaudited)

  During the fiscal year ended July 31, 2002, the Fund paid to its shareholders $0.24 per share from long-term capital gains. For such period, 76.47% of the income dividends paid qualified for the dividends received deduction available to corporations.

  Of the Fund's ordinary income dividends paid during the fiscal year, 0.56% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

MORGAN STANLEY SPECIAL VALUE FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:


                                                         TERM OF
                                                       OFFICE AND
                                       POSITION(S)      LENGTH OF
       NAME, AGE AND ADDRESS OF         HELD WITH         TIME
         INDEPENDENT TRUSTEE            REGISTRANT       SERVED*
------------------------------------- ------------- ----------------
Michael Bozic (61)                    Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Trustee       Trustee since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY


                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                                            FUND
                                                                                           COMPLEX
       NAME, AGE AND ADDRESS OF                                                           OVERSEEN
         INDEPENDENT TRUSTEE             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer of
                                      Hills Department Stores (May 1991-July 1995);
                                      formerly variously Chairman, Chief Executive
                                      Officer, President and Chief Operating Officer
                                      (1987-1991) of the Sears Merchandise Group
                                      of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Director or Trustee of the Morgan Stanley        129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut, Space
                                      Shuttle Discovery (April 12-19, 1985); Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its wholly-owned
                                      subsidiary, Allstate Insurance Company
                                      (July 1989-December 1994).


       NAME, AGE AND ADDRESS OF
         INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

MORGAN STANLEY SPECIAL VALUE FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED


                                                          TERM OF
                                                         OFFICE AND
                                         POSITION(S)     LENGTH OF
        NAME, AGE AND ADDRESS OF          HELD WITH         TIME
          INDEPENDENT TRUSTEE             REGISTRANT      SERVED*
--------------------------------------- ------------- ---------------
Dr. Manuel H. Johnson (53)              Trustee       Trustee since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (66)                  Trustee       Trustee since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY


                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                              FUND
                                                                                             COMPLEX
        NAME, AGE AND ADDRESS OF                                                            OVERSEEN
          INDEPENDENT TRUSTEE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director     129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group of
                                        Seven Council (G7C), an international economic
                                        commission; formerly Vice Chairman of the
                                        Board of Governors of the Federal Reserve
                                        System and Assistant Secretary of the U.S.
                                        Treasury.

Michael E. Nugent (66)                  Chairman of the Insurance Committee and          207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).


        NAME, AGE AND ADDRESS OF
          INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

MORGAN STANLEY SPECIAL VALUE FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

INTERESTED TRUSTEES:


                                                           TERM OF
                                                          OFFICE AND
                                     POSITION(S)          LENGTH OF
   NAME, AGE AND ADDRESS OF           HELD WITH              TIME
      INTERESTED TRUSTEE              REGISTRANT           SERVED*
------------------------------ ----------------------- ---------------
Charles A. Fiumefreddo (69)    Chairman and Director   Trustee since
c/o Morgan Stanley Trust       or Trustee              July 1991
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                 Trustee since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Trustee                 Trustee since
1585 Broadway                                          April 1994
New York, NY


                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                                                                      FUND
                                                                                     COMPLEX
   NAME, AGE AND ADDRESS OF                                                         OVERSEEN
      INTERESTED TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     BY TRUSTEE**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman and Director or Trustee of the           129
c/o Morgan Stanley Trust       Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,   Trusts; formerly Chairman, Chief Executive
Plaza Two,                     Officer and Director of the Investment Manager,
Jersey City, NJ                the Distributor and Morgan Stanley Services,
                               Executive Vice President and Director of
                               Morgan Stanley DW, Chairman and Director of
                               the Transfer Agent, and Director and/or officer
                               of various Morgan Stanley subsidiaries (until
                               June 1998) and Chief Executive Officer of the
                               Morgan Stanley Funds and the TCW/DW Term
                               Trusts (until September 2002).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since           129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley
                               (May 1999-August 2000), President and Chief
                               Operating Officer of Individual Securities of
                               Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Director or Trustee of the Morgan Stanley         129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley
                               DW; Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer
                               of Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.


   NAME, AGE AND ADDRESS OF
      INTERESTED TRUSTEE            OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY SPECIAL VALUE FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

OFFICERS:


                                                       TERM OF
                                                      OFFICE AND
                                  POSITION(S)         LENGTH OF
   NAME, AGE AND ADDRESS OF        HELD WITH             TIME
      EXECUTIVE OFFICER            REGISTRANT          SERVED*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------- ------------------- -----------------  ---------------------------------------------------------------
Mitchell M. Merin (48)        President and       President since    President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas   Chief Executive     May 1999 and       Investment Management (since December 1998); President,
New York, NY                  Officer             Chief Executive    Director (since April 1997) and Chief Executive Officer (since
                                                  Officer since      June 1998) of the Investment Manager and Morgan Stanley
                                                  September          Services; Chairman, Chief Executive Officer and Director of the
                                                  2002               Distributor (since June 1998); Chairman (since June 1998) and
                                                                     Director (since January 1998) of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President (since May
                                                                     1999) and Chief Executive Officer (since September 2002) of the
                                                                     Morgan Stanley Funds and TCW/DW Term Trusts; Trustee of various
                                                                     Van Kampen investment companies (since December 1999);
                                                                     previously Chief Strategic Officer of the Investment Manager and Morgan Stanley Services and Executive Vice President of the
                                                                     Distributor (April 1997-June 1998), Vice President of the
                                                                     Morgan Stanley Funds (May 1997-April 1999), and Executive Vice
                                                                     President of Morgan Stanley.

Barry Fink (47)               Vice President,     Vice President,    General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas   Secretary and       Secretary          December 2000) of Morgan Stanley Investment Management;
New York, NY                  General Counsel     and General        Managing Director (since December 2000), and Secretary and
                                                  Counsel since      General Counsel (since February 1997) and Director (since July
                                                  February 1997      1998) of the Investment Manager and Morgan Stanley Services;
                                                                     Assistant Secretary of Morgan Stanley DW; Vice President,
                                                                     Secretary and General Counsel of the Morgan Stanley Funds and
                                                                     TCW/DW Term Trusts (since February 1997); Vice President and
                                                                     Secretary of the Distributor; previously, Senior Vice
                                                                     President, Assistant Secretary and Assistant General Counsel of
                                                                     the Investment Manager and Morgan Stanley Services.

Thomas F. Caloia (56)         Treasurer           Treasurer since    First Vice President and Assistant Treasurer of the Investment
c/o Morgan Stanley Trust                          April 1989         Manager, the Distributor and Morgan Stanley Services; Treasurer
Harborside Financial Center,                                         of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Vice President      Since October      Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                       1998               (since February 1999) of the Investment Manager and Morgan
New York, NY                                                         Stanley Services and Chief Executive Officer and Director of
                                                                     the Transfer Agent; previously Managing Director of the TCW
                                                                     Group Inc.
Joseph J. McAlinden (59)      Vice President      Since July 1995    Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                          Investment Manager, Morgan Stanley Investment Management Inc.
New York, NY                                                         and Morgan Stanley Investments LP; Director of the Transfer
                                                                     Agent; Chief Investment Officer of the Van Kampen Funds.

Francis Smith (37)            Vice President      Since              Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust      and Chief           September          Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center   Financial Officer   2002               2002); Executive Director of the Investment Manager and Morgan
Plaza Two,                                                           Stanley Services (since December 2001). Formerly, Vice
Jersey City, NJ                                                      President of the Investment Manager and Morgan Stanley Services
                                                                     (August 2000-November 2001), Senior Manager at
                                                                     PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                     Associate--Fund Administration at BlackRock Financial
                                                                     Management (July 1996-December 1997).


------------
* Each Officer serves an indefinite term, until his or her successor is elected.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
James F. Higgins
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[Morgan Stanley LOGO]


                                      [Morgan Stanley LOGO]


                                [GRAPHIC OMITTED]


                     Morgan Stanley
                     Special Value Fund




                      ANNUAL REPORT
                      JULY 31, 2002


38424RPT-7901H02-AP-8/02